Investment Risks	Dec. 08, 2025
GraniteShares YieldBOOST Single Stock Universe ETF
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PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST Single Stock Universe ETF | Underlying Yieldboost ETF Risks [Member]
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The Underlying YieldBOOST ETF Risks. The Fund invests its assets in the Underlying YieldBOOST ETFs, so the Fund’s investment performance is likely to be directly related to the performance of the Underlying YieldBOOST ETFs. The Fund’s NAV will change with changes in the value of the Underlying YieldBOOST ETFs. An investment in the Fund entails more costs and expenses than the combined costs and expenses of direct investments in the Underlying YieldBOOST ETFs. Each Underlying YieldBOOST ETF is subject to the principal risks outlined for the Fund (including ETF Risks), along with the following additional risks:

Underlying ETF Risk. Each Underlying YieldBOOST ETF invests in option contracts that are based on the value of its Underlying ETF. This subjects each Underlying YieldBOOST ETF to certain of the same risks as if it owned shares of its Underlying ETF, even though it does not. As a result, each Underlying YieldBOOST ETF is subject to the risks associated with the Underlying ETFs.

Underlying Stock Risk. Each Underlying ETF invests in derivative contracts that are based on the value of its Underlying Stock. This subjects each Underlying ETF to certain of the same risks as if it owned shares of its Underlying Stock, even though it does not. As a result, each Underlying ETF is subject to the risks associated with the industry of the corresponding Underlying Stock.

Effects of Compounding and Market Volatility Risk. The Underlying ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying ETF.

Leverage Risk. The Underlying ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. Each Underlying YieldBOOST ETF’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When an Underlying YieldBOOST ETF uses derivatives, there may be an imperfect correlation between the value of the Underlying ETF and the derivative, which may prevent the Underlying YieldBOOST ETF from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose an Underlying YieldBOOST ETF to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For an Underlying YieldBOOST ETF, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying ETF. Selling put options exposes an Underlying YieldBOOST ETF to the risk of potential loss if the market value of the Underlying ETF falls below the strike price before the option expires. Each Underlying YieldBOOST ETF may experience substantial downside from specific option positions and certain option positions held by the Underlying YieldBOOST ETF may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by an Underlying YieldBOOST ETF will be determined based on market quotations or other recognized pricing methods. Additionally, an Underlying YieldBOOST ETF’s practice of “rolling” may cause the Underlying YieldBOOST ETF to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one option position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when an Underlying YieldBOOST ETF seeks to trade out of puts, especially near expiration, there is an added risk that the Underlying YieldBOOST ETF may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact an Underlying YieldBOOST ETF’s liquidity and market exposure, particularly in volatile market conditions.

FLEX Options Risk: Each Underlying YieldBOOST ETF may utilize FLEX Options issued and guaranteed for settlement by the OCC. An Underlying YieldBOOST ETF bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Underlying YieldBOOST ETF could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, an Underlying YieldBOOST ETF may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares of an Underlying YieldBOOST ETF, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Underlying YieldBOOST ETF at prices that reflect the market price of the Shares in the Underlying YieldBOOST ETF, its NAV and, in turn its share price, could be negatively impacted. An Underlying YieldBOOST ETF may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify an Underlying YieldBOOST ETF’s loss. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying ETF and generate specific risks.

Counterparty Risk. Each Underlying YieldBOOST ETF is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, each Underlying YieldBOOST ETF’s counterparty is a clearing house rather than a bank or broker. Since an Underlying YieldBOOST ETF is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, each Underlying YieldBOOST ETFs will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Underlying YieldBOOST ETF makes payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Underlying YieldBOOST ETF with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Underlying YieldBOOST ETF’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of an Underlying YieldBOOST ETF might not be fully protected in the event of the clearing member’s bankruptcy, as an Underlying YieldBOOST ETF would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. Each Underlying YieldBOOST ETF is also subject to the risk that a limited number of clearing members are willing to transact on an Underlying YieldBOOST ETF’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the affected Underlying YieldBOOST ETF could lose some or all of the benefits of a transaction entered into by the Underlying YieldBOOST ETF with the clearing member. If the Underlying YieldBOOST ETF cannot find a clearing member to transact with on the Underlying YieldBOOST ETF’s behalf, the Underlying YieldBOOST ETF may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom each Underlying YieldBOOST ETF executes transactions) to a transaction (including repurchase transaction) with the Underlying YieldBOOST ETF may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Price Participation Risk. Each Underlying YieldBOOST ETF employs a strategy of selling put option contracts, limiting its participation in the value increase of the Underlying ETF during the call period. Should an Underlying ETF’s value increase beyond the sold put options’ strike price, the Underlying YieldBOOST ETF may not experience the same extent of increase, potentially underperforming the Underlying ETF and experiencing a NAV decrease, especially given its full exposure to any value decrease of the Underlying ETF over the call period. Additionally, because an Underlying YieldBOOST ETF is limited in the degree to which it will participate in increases in value experienced by an Underlying ETF over each call period, but has full exposure to any decreases in value experienced by the Underlying ETF over the call period, the NAV of the Underlying YieldBOOST ETF may decrease over any given time period. The Underlying YieldBOOST ETF’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying ETF. The degree of participation in the Underlying ETF gains an Underlying YieldBOOST ETF will experience will depend on prevailing market conditions, especially market volatility, at the time the Underlying YieldBOOST ETF enters into the sold put options contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying ETF share changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Underlying YieldBOOST ETF’s NAV, will change. However, it is not expected for the Underlying YieldBOOST ETF’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Underlying YieldBOOST ETF’s NAV, which may not be in full effect until the expiration date of the Underlying YieldBOOST ETF’s options contracts. Therefore, while changes in the price of the Underlying ETF share will result in changes to the Underlying YieldBOOST ETF’s NAV, the Underlying YieldBOOST ETF generally anticipates that the rate of change in the Underlying YieldBOOST ETF’s NAV will be different than that experienced by the Underlying ETF share price.

Indirect Investments in the Underlying ETF. Investors in the Underlying YiledBOOST ETF have no rights to receive dividends or other distributions or any other rights with respect to the Underlying ETF but will be subject to declines in the performance of the Underlying ETF. Although each Underlying YiledBOOST ETF invests in an Underlying ETF only indirectly, an Underlying YieldBOOST ETF’s investments are subject to loss as a result of these risks.

Distribution Risk. As part of the Underlying YieldBOOST ETF’s investment objective, each Underlying YieldBOOST ETF seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If an Underlying YieldBOOST ETF makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

NAV Erosion Risk Due to Distributions. When an Underlying YieldBOOST ETF makes a distribution, the Underlying YieldBOOST ETF’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Underlying YieldBOOST ETF, if any, may significantly erode the Underlying YieldBOOST ETF’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of each Underlying YieldBOOST ETF’s put writing strategy will impact the extent that the Underlying YieldBOOST ETF participates in the positive price returns of the Underlying ETF and, in turn, the Underlying YieldBOOST ETF’s returns, both during the term of the sold put options and over longer time periods.

If, for example, an Underlying YieldBOOST ETF were to sell 10% in-the-money put options having a one-month term, the Underlying YieldBOOST ETF’s participation in the positive price returns of the Underlying ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Underlying YieldBOOST ETF should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying ETF, or the Underlying YieldBOOST ETF may even lose money, even if the Underlying ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying ETF had a return less than 10%. This example illustrates that both the Underlying YieldBOOST ETF’s participation in the positive price returns of the Underlying ETF and its returns will depend not only on the price of the Underlying ETF but also on the path that the Underlying ETF takes over time.

If, for example, the Underlying YieldBOOST ETF were to sell 5% out-of-the-money put options having a one-week term, the Underlying YieldBOOST ETF’s downward protection against the negative price returns of the Underlying ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Underlying YieldBOOST ETF should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying ETF, and the Underlying YieldBOOST ETF may lose money, even if the Underlying ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying ETF share price had decreases by more than 5%. This example illustrates that both the Underlying YieldBOOST ETF’s protection against the negative price returns of the Underlying ETF and its returns will depend not only on the price of the Underlying ETF but also on the path that the Underlying ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying ETF, offset only by the premiums received from selling put contracts. An Underlying YieldBOOST ETF does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying ETF’s decline.

Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.

Option Market Liquidity Risk. The trading activity in the option market of the Underlying ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying ETF is modest.

High Portfolio Turnover Risk. Each Underlying YieldBOOST ETF may actively and frequently trade all or a significant portion of its holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in an Underlying YieldBOOST ETF due to an increase in short-term capital gains.

Liquidity Risk. Some securities held by an Underlying YieldBOOST ETF, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for an Underlying YieldBOOST ETF as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If an Underlying YieldBOOST ETF is forced to sell an illiquid security at an unfavorable time or price, the Underlying YieldBOOST ETF may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Underlying YieldBOOST ETF.

Non-Diversification Risk. Because each Underlying YieldBOOST ETF is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if an Underlying YieldBOOST ETF held a more diversified portfolio.

Single Issuer Risk. Issuer-specific attributes may cause an investment in an Underlying YieldBOOST ETF to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of an Underlying YieldBOOST ETF, which focuses on an individual security (the Underlying ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. Each Underlying YieldBOOST ETF intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, an Underlying YieldBOOST ETF will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If an Underlying YieldBOOST ETF does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Underlying YieldBOOST ETF’s taxable income will be subject to tax at the Underlying YieldBOOST ETF level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Underlying YieldBOOST ETF will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of the Underlying YieldBOOST ETF assets at the close of any quarter. If the Underlying YieldBOOST ETF’s investments in the derivatives were to exceed 25% of the Underlying YieldBOOST ETF’s total assets at the end of a tax quarter, the Underlying YieldBOOST ETF, generally, has a grace period to cure such lack of compliance. If the Underlying YieldBOOST ETF fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Underlying YieldBOOST ETF from the Underlying ETF may generate “bad income” that could prevent the Underlying YieldBOOST ETF from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Underlying YieldBOOST ETF to fail to qualify as a RIC.

U.S. Government and U.S. Agency Obligations Risk. Each Underlying YieldBOOST ETF may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST Single Stock Universe ETF | Technology Sector Risk [Member]
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Technology Sector Risk. The Fund will, via its investments in the Underlying YieldBOOST ETFs, be indirectly exposed to the Underlying Stocks, several of which are companies in (or reliant upon) the technology sector, and therefore the performance of the Underlying YieldBOOST ETFs (and the Fund) could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of a Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

GraniteShares YieldBOOST Single Stock Universe ETF | Use of Derivatives Contracts [Member]
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Use of Derivatives Contracts. During periods when the Fund employs a tax loss harvesting strategy, it will directly invest in the same derivative instruments on the same Underlying ETF(s) as that of the redeemed Underlying YieldBOOST ETF. In such situation the Fund will be directly subject to all the risks described above under the heading “The Underlying YieldBOOST ETF Risks”.

GraniteShares YieldBOOST Single Stock Universe ETF | ETF Risks [Member]
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ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST Single Stock Universe ETF | Affiliated Fund Risk [Member]
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Affiliated Fund Risk. The Adviser may be subject to potential conflicts of interest in investing in the Underlying YieldBOOST ETF because the fees paid to the Adviser by the Underlying YieldBOOST ETF may be higher than the fees charged by other comparable investment solutions.

GraniteShares YieldBOOST Single Stock Universe ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST Single Stock Universe ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with an Underlying YieldBOOST ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST Single Stock Universe ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST Single Stock Universe ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST Single Stock Universe ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST Single Stock Universe ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST Single Stock Universe ETF | Recent Market Events Risk [Member]
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Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST TopYielders ETF
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PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST TopYielders ETF | Underlying Yieldboost ETF Risks [Member]
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The Underlying YieldBOOST ETF Risks. The Fund invests its assets in the Underlying YieldBOOST ETFs, so the Fund’s investment performance is likely to be directly related to the performance of the Underlying YieldBOOST ETFs. The Fund’s NAV will change with changes in the value of the Underlying YieldBOOST ETFs. An investment in the Fund entails more costs and expenses than the combined costs and expenses of direct investments in the Underlying YieldBOOST ETFs. Each Underlying YieldBOOST ETF is subject to the principal risks outlined for the Fund (including ETF Risks), along with the following additional risks:

Underlying ETF Risk. Each Underlying YieldBOOST ETF invests in option contracts that are based on the value of its Underlying ETF. This subjects each Underlying YieldBOOST ETF to certain of the same risks as if it owned shares of its Underlying ETF, even though it does not. As a result, each Underlying YieldBOOST ETF is subject to the risks associated with the Underlying ETFs.

Underlying Stock Risk. Each Underlying ETF invests in derivative contracts that are based on the value of its Underlying Stock. This subjects each Underlying ETF to certain of the same risks as if it owned shares of its Underlying Stock, even though it does not. As a result, each Underlying ETF is subject to the risks associated with the industry of the corresponding Underlying Stock.

Effects of Compounding and Market Volatility Risk. The Underlying ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying ETF.

Leverage Risk. The Underlying ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. Each Underlying YieldBOOST ETF’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When an Underlying YieldBOOST ETF uses derivatives, there may be an imperfect correlation between the value of the Underlying ETF and the derivative, which may prevent the Underlying YieldBOOST ETF from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose an Underlying YieldBOOST ETF to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For an Underlying YieldBOOST ETF, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying ETF. Selling put options exposes an Underlying YieldBOOST ETF to the risk of potential loss if the market value of the Underlying ETF falls below the strike price before the option expires. Each Underlying YieldBOOST ETF may experience substantial downside from specific option positions and certain option positions held by the Underlying YieldBOOST ETF may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by an Underlying YieldBOOST ETF will be determined based on market quotations or other recognized pricing methods. Additionally, an Underlying YieldBOOST ETF’s practice of “rolling” may cause the Underlying YieldBOOST ETF to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one option position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when an Underlying YieldBOOST ETF seeks to trade out of puts, especially near expiration, there is an added risk that the Underlying YieldBOOST ETF may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact an Underlying YieldBOOST ETF’s liquidity and market exposure, particularly in volatile market conditions.

FLEX Options Risk: Each Underlying YieldBOOST ETF may utilize FLEX Options issued and guaranteed for settlement by the OCC. An Underlying YieldBOOST ETF bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Underlying YieldBOOST ETF could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, an Underlying YieldBOOST ETF may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares of an Underlying YieldBOOST ETF, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Underlying YieldBOOST ETF at prices that reflect the market price of the Shares in the Underlying YieldBOOST ETF, its NAV and, in turn its share price, could be negatively impacted. An Underlying YieldBOOST ETF may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify an Underlying YieldBOOST ETF’s loss. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying ETF and generate specific risks.

Counterparty Risk. Each Underlying YieldBOOST ETF is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, each Underlying YieldBOOST ETF’s counterparty is a clearing house rather than a bank or broker. Since an Underlying YieldBOOST ETF is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, each Underlying YieldBOOST ETFs will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Underlying YieldBOOST ETF makes payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Underlying YieldBOOST ETF with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Underlying YieldBOOST ETF’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of an Underlying YieldBOOST ETF might not be fully protected in the event of the clearing member’s bankruptcy, as an Underlying YieldBOOST ETF would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. Each Underlying YieldBOOST ETF is also subject to the risk that a limited number of clearing members are willing to transact on an Underlying YieldBOOST ETF’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the affected Underlying YieldBOOST ETF could lose some or all of the benefits of a transaction entered into by the Underlying YieldBOOST ETF with the clearing member. If the Underlying YieldBOOST ETF cannot find a clearing member to transact with on the Underlying YieldBOOST ETF’s behalf, the Underlying YieldBOOST ETF may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom each Underlying YieldBOOST ETF executes transactions) to a transaction (including repurchase transaction) with the Underlying YieldBOOST ETF may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Price Participation Risk. Each Underlying YieldBOOST ETF employs a strategy of selling put option contracts, limiting its participation in the value increase of the Underlying ETF during the call period. Should an Underlying ETF’s value increase beyond the sold put options’ strike price, the Underlying YieldBOOST ETF may not experience the same extent of increase, potentially underperforming the Underlying ETF and experiencing a NAV decrease, especially given its full exposure to any value decrease of the Underlying ETF over the call period. Additionally, because an Underlying YieldBOOST ETF is limited in the degree to which it will participate in increases in value experienced by an Underlying ETF over each call period, but has full exposure to any decreases in value experienced by the Underlying ETF over the call period, the NAV of the Underlying YieldBOOST ETF may decrease over any given time period. The Underlying YieldBOOST ETF’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying ETF. The degree of participation in the Underlying ETF gains an Underlying YieldBOOST ETF will experience will depend on prevailing market conditions, especially market volatility, at the time the Underlying YieldBOOST ETF enters into the sold put options contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying ETF share changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Underlying YieldBOOST ETF’s NAV, will change. However, it is not expected for the Underlying YieldBOOST ETF’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Underlying YieldBOOST ETF’s NAV, which may not be in full effect until the expiration date of the Underlying YieldBOOST ETF’s options contracts. Therefore, while changes in the price of the Underlying ETF share will result in changes to the Underlying YieldBOOST ETF’s NAV, the Underlying YieldBOOST ETF generally anticipates that the rate of change in the Underlying YieldBOOST ETF’s NAV will be different than that experienced by the Underlying ETF share price.

Indirect Investments in the Underlying ETF. Investors in the Underlying YiledBOOST ETF have no rights to receive dividends or other distributions or any other rights with respect to the Underlying ETF but will be subject to declines in the performance of the Underlying ETF. Although each Underlying YiledBOOST ETF invests in an Underlying ETF only indirectly, an Underlying YieldBOOST ETF’s investments are subject to loss as a result of these risks.

Distribution Risk. As part of the Underlying YieldBOOST ETF’s investment objective, each Underlying YieldBOOST ETF seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If an Underlying YieldBOOST ETF makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

NAV Erosion Risk Due to Distributions. When an Underlying YieldBOOST ETF makes a distribution, the Underlying YieldBOOST ETF’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Underlying YieldBOOST ETF, if any, may significantly erode the Underlying YieldBOOST ETF’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of each Underlying YieldBOOST ETF’s put writing strategy will impact the extent that the Underlying YieldBOOST ETF participates in the positive price returns of the Underlying ETF and, in turn, the Underlying YieldBOOST ETF’s returns, both during the term of the sold put options and over longer time periods.

If, for example, an Underlying YieldBOOST ETF were to sell 10% in-the-money put options having a one-month term, the Underlying YieldBOOST ETF’s participation in the positive price returns of the Underlying ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Underlying YieldBOOST ETF should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying ETF, or the Underlying YieldBOOST ETF may even lose money, even if the Underlying ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying ETF had a return less than 10%. This example illustrates that both the Underlying YieldBOOST ETF’s participation in the positive price returns of the Underlying ETF and its returns will depend not only on the price of the Underlying ETF but also on the path that the Underlying ETF takes over time.

If, for example, the Underlying YieldBOOST ETF were to sell 5% out-of-the-money put options having a one-week term, the Underlying YieldBOOST ETF’s downward protection against the negative price returns of the Underlying ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Underlying YieldBOOST ETF should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying ETF, and the Underlying YieldBOOST ETF may lose money, even if the Underlying ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying ETF share price had decreases by more than 5%. This example illustrates that both the Underlying YieldBOOST ETF’s protection against the negative price returns of the Underlying ETF and its returns will depend not only on the price of the Underlying ETF but also on the path that the Underlying ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying ETF, offset only by the premiums received from selling put contracts. An Underlying YieldBOOST ETF does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying ETF’s decline.

Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.

Option Market Liquidity Risk. The trading activity in the option market of the Underlying ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying ETF is modest.

High Portfolio Turnover Risk. Each Underlying YieldBOOST ETF may actively and frequently trade all or a significant portion of its holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in an Underlying YieldBOOST ETF due to an increase in short-term capital gains.

Liquidity Risk. Some securities held by an Underlying YieldBOOST ETF, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for an Underlying YieldBOOST ETF as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If an Underlying YieldBOOST ETF is forced to sell an illiquid security at an unfavorable time or price, the Underlying YieldBOOST ETF may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Underlying YieldBOOST ETF.

Non-Diversification Risk. Because each Underlying YieldBOOST ETF is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if an Underlying YieldBOOST ETF held a more diversified portfolio.

Single Issuer Risk. Issuer-specific attributes may cause an investment in an Underlying YieldBOOST ETF to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of an Underlying YieldBOOST ETF, which focuses on an individual security (the Underlying ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. Each Underlying YieldBOOST ETF intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, an Underlying YieldBOOST ETF will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If an Underlying YieldBOOST ETF does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Underlying YieldBOOST ETF’s taxable income will be subject to tax at the Underlying YieldBOOST ETF level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Underlying YieldBOOST ETF will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of the Underlying YieldBOOST ETF assets at the close of any quarter. If the Underlying YieldBOOST ETF’s investments in the derivatives were to exceed 25% of the Underlying YieldBOOST ETF’s total assets at the end of a tax quarter, the Underlying YieldBOOST ETF, generally, has a grace period to cure such lack of compliance. If the Underlying YieldBOOST ETF fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Underlying YieldBOOST ETF from the Underlying ETF may generate “bad income” that could prevent the Underlying YieldBOOST ETF from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Underlying YieldBOOST ETF to fail to qualify as a RIC.

U.S. Government and U.S. Agency Obligations Risk. Each Underlying YieldBOOST ETF may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST TopYielders ETF | Technology Sector Risk [Member]
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Technology Sector Risk. The Fund will, via its investments in the Underlying YieldBOOST ETFs, be indirectly exposed to the Underlying Stocks, several of which are companies in (or reliant upon) the technology sector, and therefore the performance of the Underlying YieldBOOST ETFs (and the Fund) could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of a Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

GraniteShares YieldBOOST TopYielders ETF | Use of Derivatives Contracts [Member]
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Use of Derivatives Contracts. During periods when the Fund employs a tax loss harvesting strategy, it will directly invest in the same derivative instruments on the same Underlying ETF(s) as that of the redeemed Underlying YieldBOOST ETF. In such situation the Fund will be directly subject to all the risks described above under the heading “The Underlying YieldBOOST ETF Risks”.

GraniteShares YieldBOOST TopYielders ETF | ETF Risks [Member]
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ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST TopYielders ETF | Affiliated Fund Risk [Member]
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Affiliated Fund Risk. The Adviser may be subject to potential conflicts of interest in investing in the Underlying YieldBOOST ETF because the fees paid to the Adviser by the Underlying YieldBOOST ETF may be higher than the fees charged by other comparable investment solutions.

GraniteShares YieldBOOST TopYielders ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST TopYielders ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with an Underlying YieldBOOST ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST TopYielders ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST TopYielders ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST TopYielders ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST TopYielders ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST TopYielders ETF | Recent Market Events Risk [Member]
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Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.